Net income per common share - Reconciliation of denominator used for calculation of diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Denominator for basic net income per common share (in shares)	71,422,360	76,039,118
Effect of dilutive stock options (in shares)	10,108	7,028
Effect of dilutive TSARS (in shares)	245,016	197,631
Denominator for diluted net income per common share (in shares)	71,677,484	76,243,777